SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value		$ 13,284,199
Deemed distributions of participant loans	$ 585,601	$ 581,857
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	8.50%